Taxes on Income - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Tax benefits under the Law for the Encouragement of Capital Investments Period	10 years
Period of Income tax benefit - tax exempt	2 years
Percentage of tax subject to dividends distributed from Preferred Income	15.00%
Carryforward tax losses total	$ 213.0
Carryforward tax losses without expiration date	83.0
Deferred tax assets valuation allowance	48.4	24.0
Carryforward capital losses for tax purposes totaled	19.0
Tax payable upon dividend distribution	30.1
Net interest and penalties expenses	0.2	0.6	(0.1)
Net interest and penalties expenses related to unrecognized tax benefit	1.8	1.6
US Subsidiary [Member]
Income Taxes [Line Items]
Carryforward tax losses total	$ 130.8
Israeli [Member]
Income Taxes [Line Items]
Corporate tax rate	25.00%	24.00%	25.00%
Israeli [Member] | Development Zone A [Member]
Income Taxes [Line Items]
Tax rate of Approved enterprise	10.00%
Israeli [Member] | Other Development Projects [Member]
Income Taxes [Line Items]
Tax rate of Approved enterprise	15.00%
Minimum [Member]
Income Taxes [Line Items]
Income tax rate range	10.00%
Federal operating losses carryforward expired	15 years
Minimum [Member] | Israeli Taxation [Member]
Income Taxes [Line Items]
Range of deferred taxes rate	10.00%
Minimum [Member] | Non Israeli Subsidiaries [Member]
Income Taxes [Line Items]
Range of deferred taxes rate	16.50%
Minimum [Member] | Israeli [Member] | Development Zone A [Member]
Income Taxes [Line Items]
Tax rate of Approved enterprise	6.00%
Minimum [Member] | Israeli [Member] | Other Development Projects [Member]
Income Taxes [Line Items]
Tax rate of Approved enterprise	12.00%
Maximum [Member]
Income Taxes [Line Items]
Income tax rate range	25.00%
Federal operating losses carryforward expired	20 years
Maximum [Member] | Israeli Taxation [Member]
Income Taxes [Line Items]
Range of deferred taxes rate	25.00%
Maximum [Member] | Non Israeli Subsidiaries [Member]
Income Taxes [Line Items]
Range of deferred taxes rate	42.00%
Maximum [Member] | Israeli [Member] | Development Zone A [Member]
Income Taxes [Line Items]
Tax rate of Approved enterprise	7.00%
Maximum [Member] | Israeli [Member] | Other Development Projects [Member]
Income Taxes [Line Items]
Tax rate of Approved enterprise	12.50%